CONVERTIBLE NOTES (Details Narrative) - USD ($)								12 Months Ended
	Aug. 09, 2022	Jan. 05, 2022	Aug. 13, 2021	Jun. 24, 2021	Apr. 12, 2021	Jun. 12, 2020	Apr. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jul. 15, 2022	Apr. 19, 2020	Apr. 01, 2020
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Fair value of warrant issued									$ 301,665,000
Convertible notes										$ 138,000			$ 580,000
Gain (Loss) on Extinguishment of Debt								(620,000)
Proceeds from Loans		$ 180,000
Fair Value Adjustment of Warrants	$ 354,000			$ 404,000
Convertible Debt, Fair Value Disclosures		$ 154,000		308,000							$ 93,000
Debt maturity date		Jul. 31, 2023
Proceeds from investment		$ 5,000,000
Conversion price		$ 162,000	$ 670,224
Other Short-Term Borrowings								$ 670,000
Warrant A [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								5,589,172
Warrant B [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								5,589,172
Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								11,178,344
CL Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Notes payable						$ 1,000,000						$ 170,000
Description on agreement terms						the CL Agreement was amended (hereafter “Amendment”) to provide that for each draw down made by the Company under the CL Agreement, the Buyer shall be entitled to receive two types of warrants: A warrants and B warrants, with the A warrants exercisable at any time between 6 and 12 months after issuance for an exercise price per share equal to 1.25 times the average of the closing prices of the 3 trading days preceding the draw down, and the B warrants exercisable at any time between 6 and 24 months after issuance for an exercise price per share equal to 1.5 times the average of the closing prices of the 5 trading days preceding the draw down, and that the number of each of the A warrants and the B warrants issued will be equal to the draw down amount divided by the average of the closing prices of the 3 trading days preceding the draw down, and that these amended terms will apply in respect of all draw downs, including drawdowns made prior to the date of the amendment.
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	5,589,172
Proceeds from investment					$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.05	$ 0.05									$ 0.05
Gain (Loss) on Extinguishment of Debt					620,000
Related Party Costs					$ 361,000
Fair Value Adjustment of Warrants	$ 98,000
Principal amount			$ 1,520,000
Debt maturity date			Jul. 31, 2023
Conversion price per share		$ 0.05	$ 0.10
Debt Instrument, Description			the holders of the Outstanding CL Notes to honor draw down notice for balance of remainder of the $1,800 thousands originally committed to under the CL Agreement (i.e., $280 thousands) through March 31, 2022.
CL Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Proceeds from investment			$ 5,000,000
CL Agreement [Member] | Warrant B [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.10
Buyer [Member] | CL Agreement [Member] | Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal							$ 1,800,000
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Conversion price percentage							85.00%
Discount percentage							15.00%
Debt Instrument, Maturity Date, Description							each Note will mature 18 months following the payment date.
Citrine 8 L P [Member]
Short-Term Debt [Line Items]
Proceeds from Loans				$ 350,000
Citrine 8 L P [Member] | A Warrant [Member]
Short-Term Debt [Line Items]
Warrants for shares of common stock				10,500,105
Citrine 8 L P [Member] | B Warrant [Member]
Short-Term Debt [Line Items]
Warrants for shares of common stock				10,500,105
Citrine 8 L P [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.10
Warrants maturity date				Dec. 24, 2023